Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. GAAP and with the rules and regulations of the U.S. Securities Exchange Commission (“SEC”).

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE. All significant inter- company transactions and balances between the Company, its subsidiaries and VIE have been eliminated upon consolidation.

Growth Company

Emerging Growth Company

As an emerging growth company, the Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a non-binding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Securities and Exchange Act of 1934, as amended (the “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the allowance for credit losses, inventory write-down and reserves, useful lives of property, plant and equipment, intangible assets, valuation allowance of deferred tax assets and share-based compensations. Actual results could differ from those estimates.

Related Parties Transactions

Related Parties Transactions

A related party is generally defined as (i) any person that holds 10% or more of the Company’s securities and their immediate families, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company conducts business with its related parties in the ordinary course of business. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s length transactions unless such representations can be substantiated.

Foreign Currency Translation

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The consolidated financial statements are reported using US$. The results of operations and the statement of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. As a result, amounts related to assets and liabilities reported on the consolidated statements of cash flows may not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated balance sheets and statements of changes in shareholders’ equity. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates with any transaction gain and or losses are included in the results of operations as incurred.

The value of RMB against U.S. Dollar may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s consolidated financial condition in terms of reporting. The following table outlines the currency exchange rates that were used in the consolidated financial statements:

	December 31,	December 31,	December 31,
	2025	2024	2023
1 US$ = RMB
Spot rate	6.9931	7.2993	7.0999
Average rate	7.1875	7.1957	7.0809

Foreign Currency Exchange Rate Risks

Foreign Currency Exchange Rate Risks

The Company’s PRC subsidiaries may be exposed to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the US$ and the RMB. As of December 31, 2025 and 2024, the RMB denominated cash and cash equivalents and restricted cash amounted to $1,868,831 and $917,467, respectively.

Fair Value Measurement

Fair Value Measurement

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, time deposits, accounts receivable, and other current assets, accounts payable, short-term bank borrowings and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — Quoted prices in active markets for identical assets and liabilities.
●	Level 2 — Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
●	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the carrying amounts of its financial assets and liabilities, which primarily include cash and cash equivalents, restricted cash, notes receivable, accounts receivable, and other current assets, accounts payables, other current payables, and short-term loans to approximate their fair values as of December 31, 2025 and 2024, due to their short-term maturities or because they are recorded at present value.

Earnings (Loss) per Share

Earnings (Loss) per Share

Under the provisions of ASC 260, “Earnings Per Share”, basic earnings (loss) per share is computed by dividing net income (loss) attributable to common shareholders by the weighted average number of ordinary shares outstanding for the periods presented. Diluted income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares or resulted in the issuance of ordinary shares that would then share in the income of the company, subject to anti- dilution limitations.

	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
Numerator for earnings (loss) per share:
Net income (loss) attributable to the Company’s ordinary shareholders	1,942,840	(1,881,635)	864,722
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	73,438,750	17,451,865	11,752,180
Per share amount:
Per share - basic and diluted	0.03	(0.11)	0.07

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, cash accounts, interest-bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of the bank accounts in the PRC.

Restricted Cash	Restricted Cash Restricted cash consists of cash deposited with the PRC bank, which is used as collateral to secure the Company’s loans.
Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance expected credit losses. ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses to all financial assets held at amortized cost. CECL model requires measurement of the expected credit loss even if that risk of loss is remote. The company adopts a combination of aging schedule and the roll rate method in computation of the current expected credit losses and compute the credit losses based on historical repayment trend. The company uses both quantitative and qualitative methods in considering all available information relevant to assessing collectability. This may include internal information, external information or a combination of both relating to past events, current conditions and reasonable and supportable forecasts.

Notes Receivable

Notes Receivable

Notes receivable represent trade accounts receivable due from various customers where the banks have guaranteed the payment (“Bank Acceptance Notes”) or the customers’ financial institutions have guaranteed the payment (“Commercial Acceptance Notes”). These notes are non - interest bearing and normally paid within three to six months. Notes receivable may be discounted (sold) to financial institutions or other third parties before maturity, and derecognized based on ASC860. Additionally, notes receivable can be endorsed to third parties (e.g., suppliers or creditors) as a form of settlement or guarantee.

The Company assesses notes receivable for impairment at each reporting date in alignment with ASC 326’s current expected credit loss (“CECL”) model, which requires estimation of expected credit losses over the life of the notes. The approach differs based on the type of note: (1) Bank Acceptance Notes are considered low - risk, due to bank guarantees. Impairment is typically minimal, and is calculated based on the issuing bank’s credit rating and historical default rates. Expected credit losses are recognized only in rare cases where the issuing bank’s creditworthiness is in doubt; (2) Commercial Acceptance Notes carry the credit risk of the issuer, requiring a more detailed analysis. The impairment assessment considers the issuer’s financial condition, historical default rates, forward - looking economic conditions, and the specific terms of the note (e.g., duration and collateral). As a result, expected credit losses for Commercial Acceptance Notes may be more significant than for Bank Acceptance Notes. The Company continuously monitors the creditworthiness of its customers and evaluates the potential for credit losses, considering factors such as the financial stability of the guarantor institutions and the general economic environment. No significant credit risk was identified.

Inventories, Net

Inventories, Net

Inventories are stated at the lower of cost or net realizable value. Cost is determined on the weighted average basis. Work-in- progress inventories consisted of raw materials, direct labor and overhead associated with the manufacturing process. Finished goods included inventory finished in the Company’s own warehouse and goods in transit, which has not met the criteria of revenue recognition. The Company periodically assesses the recoverability of all inventories to determine whether adjustments are required to record inventories at the lower of cost or net realizable value. Inventories that the Company determines to be obsolete or in excess of forecasted usage are reduced to its estimated realizable value based on assumptions about future demand and market conditions. A write down of potentially obsolete or slow-moving inventory is recorded based on management’s analysis of inventory levels.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist principally of all direct offering costs incurred by the Company, such as underwriting, legal, accounting, consulting, printing, and other registration related costs in connection with the initial public offering (“IPO”) of the Company’s ordinary shares. Such costs are deferred until the closing of the offering, at which time the deferred costs are offset against the offering proceeds. In the event the offering is unsuccessful or aborted, the costs will be expensed. The Company consummated its IPO on March 31, 2023 and the underwriter exercised the over-allocation option on May 2, 2023. The deferred offering costs incurred in connection with the IPO and the underwriter’s option exercised have been charged to additional capital.

Property, Plant and Equipment, Net

Property, Plant and Equipment, Net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation are computed using the straight-line method over the estimated useful lives of the assets with a 5% residual value. The estimated useful lives are as follows:

Estimated Useful Life
Buildings	30 years
Machinery equipment	10 years
Vehicles	4-5 years
Office equipment	3-5 years
Tools	3-5 years
Electronic devices	3-5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances indicate a change in estimates of useful lives.

Intangible Assets, Net

Intangible Assets, Net

Intangible assets are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets. All land in China is owned by the government and cannot be sold or transferred by or to any individual or private entity. Instead, the government grants or allocates landholders “land use rights.” The Company has obtained rights to use various parcels of land for 46-50 years. The Company amortizes the cost of the land use rights over their useful life using the straight-line method.

Impairment for Long-Lived Assets

Impairment for Long-Lived Assets

Long-lived assets, including property, plant and equipment, intangible assets with finite lives, and prepayments for purchase of Yingxuan assets are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. There was no impairment of long-lived assets recognized for the years ended December 31, 2025, 2024 and 2023, respectively.

Lease

Lease

The Company has adopted the new lease standard, ASC 842, Leases (Topic 842) for all periods presented.

Financing lease and operating lease classification

The Company classifies a lease as a financing lease at lease commencement when the lease meets any one of the criteria:

a. The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

b. The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

c. The lease term is for a major part of the remaining economic life of the underlying asset.

d. The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all the fair value of the underlying asset.

e. The underlying asset is of such a specialized nature that it is expected to have no alternative use to the Company at the end of the lease term.

When none of the criteria are met, the Company classifies a lease as an operating lease.

Operating lease right-of-use assets and finance lease right-of-use assets

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

For operating lease, lease expense is recorded on a straight-line basis over the lease term. The amortization of the right-of-use assets is calculated as the difference between the straight-line lease expense and the interest calculated on the lease liability. For finance lease, the amortization of the right-of-use assets is calculated on a straight-line basis over the lease term.

Operating lease liabilities and finance lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. The incremental borrowing rate is the rate of interest that the lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.

Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

In cases of sale and leaseback transactions, if the transfer of the asset to the lessor does not qualify as a sale, then the transaction constitutes a failed sale and leaseback and is accounted for as a financing transaction. For a sale to have occurred, the control of the asset would need to be transferred to the lessor, and the lessor would need to obtain substantially all the benefits from the use of the asset. The Company has entered into a sale and leaseback transaction which qualified as failed sale and leaseback transaction as the Company has a purchase obligation to acquire the machinery at the end of the lease term. The asset has been included in the property, plant and equipment, and the amortization is computed based on the shorter of the financing terms or the estimated useful life. Amounts received was presented in Finance lease obligation.

Revenue Recognition

Revenue Recognition

The Company has adopted the new revenue standard, ASC 606, Revenue from Contracts with Customers (Topic 606) for all periods presented. Under ASC 606, the Company recognizes revenue when a customer obtains control of promised goods, in an amount that reflects the consideration which the Company expects to receive in exchange for the goods. To determine revenue recognition for arrangements within the scope of ASC 606, the Company performs the following five steps: (1) identify the contracts with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when or as the entity satisfies a performance obligation. The Company applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods it transfers to the customer. Revenue is recognized net of value-added tax.

The Company’s revenue is principally derived from sales of products in domestic and overseas markets. Revenue is recognized at the point in time when the performance obligation has been satisfied and control of the products have been transferred to the customers, which generally occurs upon shipment for overseas customers and acceptance for domestic customers based on the terms of the sales contracts.

Revenue is measured by the transaction price, which is defined as the amount of consideration the Company expects to receive in exchange for selling products to customers through the end of the return period (considering expected product returns). The Company offers customers right to return the goods upon mutual agreement. The Company recognizes the amount received or receivable that is expected to be returned as a refund liability, representing its obligation to return the customer’s consideration, as well as a return asset (and adjusts cost of revenues) for its right to recover the goods returned by the customer, at the time of the initial sale. The Company updates its assessment of expected returns and the related refund liabilities and return assets at each financial reporting date and reflects any changes in assumptions about expected returns. Any adjustments made to the estimate will result in a corresponding adjustment to amounts recognized as revenues for the satisfied performance obligations and costs in the value of the returned goods. The refund liability and return asset should be relieved only when cash is refunded or the refund privilege expires. Refund liabilities are included in “Accrued expenses and other current liabilities”. Return assets were included in “Prepayments and other current assets”.

Amounts billed and due from customers are short term in nature and are classified as receivables since payments are unconditional and only the passage of time is required before payments are due. The Company does not grant payment terms greater than one year. Additionally, the Company does not offer promotional payments, customer coupons, rebates or other cash redemptions offers to its customers.

The Company does not have any contract asset. Contract liabilities are recorded when consideration is received from a customer prior to transferring the control of goods to the customer or other conditions under the terms of a sales contract. As of December 31, 2025 and 2024, the Company recorded contract liabilities, included in accrued expenses and other payables, of $162,120 and $219,933, respectively. The Company recognized $79,488, $24,484 and $45,800 of beginning contract liabilities as revenue for the years ended December 31, 2025, 2024 and 2023, respectively. Contract liabilities totaling $162,120 as of December 31, 2025, are expected to be recognized as revenue for the year end December 31, 2026.

The Company also provides a regular warranty service for 12 to 24 months, aiming to ensure the products meet the quality standards as agreed in the contract, which is also a general protective term required by law, and are common quality assurance obligations in the industry, of which the warrant period is also in line with related industry practice. The warranty does not provide a customer with a service in addition to the assurance that the products comply with agreed-upon specifications. Besides, the warranty period conforms to industry practices and does not include the content of extended warranty services that can be purchased separately, which means the warranty does not provide the customer an option to purchase a warranty separately. Therefore, it falls into the category of assurance-type warranties, instead of a performance obligation.

The Company estimates the probability of the warranty based on the historical repair costs and frequency rates and account for it under ASC 460 by accruing the estimated liability. The estimation of warranty-related costs is updated at each reporting date using best-available information and revisions to estimates are made as necessary. Warranty cost is recorded as a component of sales and marketing expenses in the consolidated statements of operations and comprehensive income and is recognized at the time the related revenues are recognized (upon product sale).

The Company’s net revenue segregated by geographic regions is as follows:

	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
PRC	16,581,343	12,196,548	12,117,240
Overseas	3,019,348	1,909,072	3,880,714
Total	19,600,691	14,105,620	15,997,954

Value Added Tax

Value Added Tax

Hongli Shandong and its subsidiaries are subject to a VAT of 13% for its business practice. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of the product sold. The Company reports revenue net of PRC’s VAT for all the periods presented on the consolidated statements of operations and comprehensive income.

Cost of Revenues

Cost of Revenues

Amounts recorded as cost of revenue relate to direct expenses incurred in order to generate revenue. Such costs are recorded as incurred. Cost of revenues consists of product costs, including production overhead, costs of raw material, contract manufacturers for production, shipping and handling costs, manufacturing and tooling equipment depreciation.

Sales and Marketing Expenses

Sales and Marketing Expenses

Sales and marketing expenses consist primarily of salary and welfare for sales and marketing personnel, promotion and marketing expenses and other expenses associated with sales and marketing personnel. Advertising expenses primarily consisted of cost of funding payments for the promotion of corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2025, 2024 and 2023, the advertising expenses were $13,869, $65,005 and $7,037, respectively.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses mainly consisted of (i) staff costs related to general and administrative personnel, (ii) professional service fees; and (iii) other corporate expenses.

Income Taxes

Income Taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence; it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in the tax rate.

The Company accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of operations and comprehensive income as income tax expense. No such expenses incurred during the years ended December 31, 2025, 2024 and 2023.

Share-based Compensation

Share-based Compensation

The Group applies ASC 718, Compensation—Stock Compensation (‘‘ASC 718’’), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All of the Group’s share-based awards to employees were classified as equity awards. The Group measures the employee share-based compensation based on the fair value of the award at the grant date. The share-based compensation to the Company was $nil, $1,968,000 and $nil for the years ended December 31, 2025, 2024 and 2023, respectively and included in general and administrative expenses in the consolidated statements of operations and comprehensive income (loss).

Government Subsidy

Government Subsidy

Government grants include cash subsidies as well as other subsidies received from various government agencies by the subsidiaries of the Company. Such subsidies are generally provided as incentives from the local government to encourage the expansion of local business. The government grant is recognized in the consolidated statements of income and comprehensive income when the relevant performance criteria specified in the grant are met, for instance, locating contact centers in their jurisdictions or helping local employment needs. The government subsidy granted to the Company was $67,614, $101,350 and $26,996 for the years ended December 31, 2025, 2024 and 2023, respectively and included in other income in the consolidated statements of operations and comprehensive income.

Statutory Reserves

Statutory Reserves

The Company’s PRC subsidiaries are required to make appropriations to certain non-distributable reserve funds.

Under the PRC Company Law, the Company’s PRC subsidiaries that are companies incorporated in mainland China are required to allocate 10% of their after-tax profits, as determined in accordance with the Accounting Standards for Business Enterprises promulgated by the Ministry of Finance of the PRC, to their statutory reserve when distributing after-tax profits. Such appropriation is no longer required once the accumulated statutory reserve reaches 50% of the registered capital of the relevant company. After making appropriations to the statutory reserve, a company may, upon approval by its shareholders, make appropriations to its discretionary reserve. Statutory reserves and discretionary reserves may be used to make up losses, expand production and business operations, or increase registered capital, but they are not distributable as cash dividends in the ordinary course of business.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of net income (loss) and all changes to the statements of shareholders’ equity, except those due to investments by shareholders, changes in paid-in capital and distributions to shareholders. For the Company, comprehensive income (loss) for the years ended December 31, 2025, 2024 and 2023 consisted of net income (loss) and unrealized gain (loss) from foreign currency translation adjustment.

Segment Reporting

Segment Reporting

The Company follows the ‘management approach’ in determining its reportable operating segments, as prescribed by ASC 280. The Group’s Chief Executive Officer are the chief operating decision-maker (“CODM”). When making decisions about allocating resources and assessing the performance of the Group as a whole, the CODM review operating metrics and consolidated financial statements.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued and assesses the impacts on the Company’s consolidated financial position and/or results of operations.

In November 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The ASU requires public entities to disclose significant segment expense categories and other information used by the Chief Operating Decision Maker (CODM) in assessing segment performance, even if the entity has only one reportable segment. ASU 2023-07 is effective for the Company’s annual periods beginning January 1, 2024 and for its interim periods beginning January 1, 2025. The Company adopted ASU 2023-07 on January 1, 2024. Adoption of the ASU did not affect the determination of the Company’s operating or reportable segments. However, it resulted in expanded disclosures regarding significant expense categories regularly reviewed by the CODM. These disclosures are included in Note 19 – Segment Reporting to the consolidated financial statements.

In December 2023, the FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09). The ASU focuses on income tax disclosures around effective tax rates and cash income taxes paid. ASU 2023-09 largely follows the proposed ASU issued earlier in 2023 with several important modifications and clarifications. Key features of ASU 2023-09 include: rate reconciliation disclosures, disaggregate income taxes paid by federal, state, and foreign jurisdictions, and removes the need for certain disclosures previously required. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024 (generally, calendar year 2025) and effective for all other business entities one year later; early adoption is permitted. Entities should adopt this guidance on a prospective basis, though retrospective application is permitted. The adoption of ASU 2023-09 is not expected to have a material impact on the Company’s consolidated financial statements and disclosures.

On November 4, 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (DISE), which requires disaggregated disclosure of income statement expenses for public business entities (PBEs). The DISE does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. On January 6, 2025, the FASB issued ASU 2025-01, Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date, which amends the effective date of Update 2024-03. DISE is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within annual reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements and disclosures.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets”. ASU 2025-05 provides a practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets. ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods and should be applied prospectively. Early adoption is permitted, and the Company is currently assessing the impact of adoption.

The Company does not believe other recently issued but not yet effective accounting standards would have a material effect on its consolidated balance sheets, statements of operations and comprehensive income, changes in shareholders’ equity and cash flows.